Summary of significant accounting policies (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) $ / € $ / ₨ $ / £ $ / ¥ item	Dec. 31, 2016 $ / € $ / ₨ $ / £ $ / ¥ item	Dec. 31, 2015 $ / € $ / ₨ $ / £ $ / ¥ item
Significant accounting policies
Standard warranty period	1 year
Extended warranty and maintenance contracts	12 months
Optional maintenance period	12 months
Number of leased printers | item	2	1	5
Expected dividends | €	€ 0
USD
Foreign exchange rates
Average foreign exchange rate | $ / €	1.1297	1.1069	1.1096
Closing foreign exchange rate | $ / €	1.1993	1.0541
GBP
Foreign exchange rates
Average foreign exchange rate | $ / £	0.8767	0.8195	0.7258
Closing foreign exchange rate | $ / £	0.8872	0.8562
INR
Foreign exchange rates
Average foreign exchange rate | $ / ₨	73.5324	74.3717	71.1956
Closing foreign exchange rate | $ / ₨	76.6055	71.5935
CNY
Foreign exchange rates
Average foreign exchange rate | $ / ¥	7.6290	7.3522	6.9733
Closing foreign exchange rate | $ / ¥	7.8044	7.3202
Minimum
Significant accounting policies
Payment term	30 days
Operating period for 3D printer in Services segment	1 year 6 months
Maximum
Significant accounting policies
Payment term	60 days
Operating period for 3D printer in Services segment	2 years 6 months